Long-Term Investments, Net	12 Months Ended
Jun. 30, 2026
Long-Term Investments, Net [Abstract]
LONG-TERM INVESTMENTS, NET
8 -	LONG-TERM INVESTMENTS, NET

Long-term investments, net consisted of the following:

	As of June 30,
	2026	2025
Equity method investment:
Beijing Hengyueda Health Information Technology Ltd. (“Hengyueda”) (1)	$73,438	—
Equity securities without readily determinable fair value:
Xinjiang BaiJiaYun (2)	$30,704	—
	$104,142	—

(1)	In November 2025, BaiJia Cloud Technology entered into an agreement with a third party company to establish a joint venture, Beijing Hengyueda Health Information Technology Ltd, (“Hengyueda”) in which BaiJia Cloud Technology holds 40% interest. The Company applies the equity method of accounting to account for the investment in Hengyueda as the Company obtained significant influence by the rights to nominate one board member out of three. Hengyueda is engaged in providing services in wellness industry.
(2)	See Note 4.